UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2013 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 98.5%

	Basic Materials - 9.4%
47,800	Innospec, Inc.	$1,920,604
31,397	LyondellBasell Industries NV- Class A	2,080,365
6,500	NewMarket Corp.	1,706,640
		5,707,609
	Communications - 10.7%
67,445	ARRIS Group, Inc. *	967,836
16,300	Liberty Media Corp. - Class A *	2,066,188
16,625	NeuStar, Inc. - Class A *	809,305
12,120	Time Warner Cable, Inc. - Class A	1,363,257
22,820	Tribune Co. *	1,298,458
		6,505,044
	Consumer Cyclical - 11.3%
2,800	AutoZone, Inc. *	1,186,332
24,900	Coach, Inc.	1,421,541
11,925	CST Brands, Inc. *	367,409
25,695	Dollar Tree, Inc. *	1,306,334
77,820	Dominion Diamond Corp. *	1,099,597
64,545	Pier 1 Imports, Inc.	1,516,162
		6,897,375
	Consumer Non Cyclical - 10.5%
9,945	ADT Corp.	396,309
13,100	Alliance Data Systems Corp. *	2,371,493
31,500	Ascent Capital Group, Inc. - Class A *	2,459,205
18,136	Covidien PLC	1,139,666
		6,366,673
	Energy - 7.5%
20,400	Ensco PLC - Class A	1,185,648
42,400	EPL Oil & Gas, Inc. *	1,244,864
50,479	Rosetta Resources, Inc. *	2,146,367
		4,576,879
	Financial - 12.6%
38,525	American International Group, Inc. *	1,722,068
54,420	ING U.S., Inc. *	1,472,605
1,676	Markel Corp. *	883,168
23,300	Portfolio Recovery Associates, Inc. *	3,579,579
		7,657,420

	Industrial - 18.9%
15,763	Canadian Pacific Railway Ltd.	$1,913,313
37,000	EMCOR Group, Inc.	1,504,050
28,386	EnerSys	1,392,049
38,428	KBR, Inc.	1,248,910
54,030	MasTec, Inc. *	1,777,587
53,892	Titan International, Inc.	909,158
19,891	Tyco International Ltd.	655,408
28,353	WABCO Holdings, Inc. *	2,117,686
		11,518,161
	Technology - 17.6%
24,500	Cognizant Technology Solutions Corp. - Class A *	1,533,945
21,007	eBay, Inc. *	1,086,482
26,410	Microsoft Corp.	911,937
76,064	NCR Corp. *	2,509,351
17,760	Open Text Corp. *	1,216,027
31,180	Oracle Corp.	957,850
48,195	Tessera Technologies, Inc.	1,002,456
59,940	Yahoo! Inc. *	1,505,094
		10,723,142

	TOTAL COMMON STOCKS (Cost $33,128,379)	59,952,303

	SHORT TERM INVESTMENT - 1.5%

909,302	Fidelity Institutional Money Market Portfolio, 0.08% **	909,302

	TOTAL SHORT TERM INVESTMENT (Cost $909,302)	909,302

	Total Investments (Cost $34,037,681) - 100.0%	60,861,605

	Other Assets and Liabilities, Net - 0.0%	(15,209)

	TOTAL NET ASSETS - 100.0%	$60,846,396

*	Non-income producing security.
**	Rate in effect as of June 30, 2013.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,952,303	$-	$-	$59,952,303
Short-Term Investments	909,302	-	-	909,302
Total Investments	$60,861,605	$-	$-	$60,861,605

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$34,037,681

Gross unrealized appreciation	27,152,752
Gross unrealized depreciation	(328,828)
Net unrealized appreciation / (depreciation)	$26,823,924

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                           Mark Foster, President

Date  August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                              Mark Foster, President

Date  August 20, 2013

By (Signature and Title)* /s/ Mickey Kim
                                             Mickey Kim, Treasurer

Date  August 20, 2013